Unit-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted unit-based compensation granted to Partnership's employee (in units)	243,940	80,100	62,283
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 3.1	$ 1.2	$ 1.2
Restricted units, vesting period (in years)	3 years
Restricted units expense	$ 2.1	$ 1.6	$ 1.3
Non-management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted	29,595	35,419	17,498
Aggregate value of units issued	$ 0.4